Segment Information (Details) - Schedule of non-current operating assets information by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 37,890	$ 42,333
Middle East [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	34,631	40,581
North Africa [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	72	25
UK [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	3,112	1,622
Asia [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 75	$ 105